UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/12 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Aerospace and defense (3.6%)

General Dynamics Corp.	71,500	$4,867,720

Honeywell International, Inc.	230,200	14,097,448

L-3 Communications Holdings, Inc.	105,300	7,771,140

Northrop Grumman Corp.	84,200	5,783,698

Raytheon Co.	64,600	3,653,776

Textron, Inc.	115,400	2,909,234

United Technologies Corp.	124,900	9,762,184

		48,845,200
Air freight and logistics (0.4%)

FedEx Corp.	58,500	5,381,415

		5,381,415
Airlines (0.5%)

Southwest Airlines Co.(S)	390,600	3,445,092

Spirit Airlines, Inc.(NON)	199,165	3,495,346

		6,940,438
Auto components (0.4%)

Autoliv, Inc. (Sweden)(S)	48,200	2,776,320

TRW Automotive Holdings Corp.(NON)	68,211	3,172,494

		5,948,814
Automobiles (0.5%)

Ford Motor Co.(S)	577,400	6,443,784

		6,443,784
Beverages (2.1%)

Coca-Cola Co. (The)	270,600	10,060,908

Coca-Cola Enterprises, Inc.	310,500	9,762,120

PepsiCo, Inc.	129,100	8,938,884

		28,761,912
Biotechnology (1.0%)

Amgen, Inc.	104,500	9,043,953

Gilead Sciences, Inc.(NON)	74,700	5,016,852

		14,060,805
Building products (0.4%)

Fortune Brands Home & Security, Inc.(NON)	115,064	3,272,420

Masco Corp.(S)	165,400	2,495,886

		5,768,306
Capital markets (2.6%)

Ameriprise Financial, Inc.	71,700	4,185,129

Apollo Global Management, LLC. Class A	184,700	2,805,593

Bank of New York Mellon Corp. (The)(S)	203,700	5,033,427

Goldman Sachs Group, Inc. (The)	92,100	11,272,119

Manning & Napier, Inc.(S)	152,551	1,984,689

Morgan Stanley	209,000	3,632,420

State Street Corp.	158,100	7,046,517

		35,959,894
Chemicals (2.3%)

Celanese Corp. Ser. A	72,500	2,754,275

CF Industries Holdings, Inc.	19,600	4,021,724

Dow Chemical Co. (The)(S)	142,643	4,179,440

Eastman Chemical Co.	39,700	2,351,828

Huntsman Corp.(S)	184,221	2,770,684

LyondellBasell Industries NV Class A (Netherlands)	56,700	3,027,213

Monsanto Co.	85,300	7,341,771

Tronox, Ltd. Class A	81,500	1,661,785

W.R. Grace & Co.(NON)	51,000	3,272,160

		31,380,880
Commercial banks (3.7%)

Capital Bank Financial Corp. Class A(NON)	255,660	4,481,720

First Southern Bancorp, Inc. Class B(F)(NON)	112,320	896,314

National Bank Holdings Corp. Class A(NON)	73,400	1,394,600

National Bank Holdings Corp. 144A Class A(F)(NON)	159,300	2,724,030

PNC Financial Services Group, Inc.	93,871	5,462,353

Regions Financial Corp.	523,100	3,410,612

SunTrust Banks, Inc.	111,700	3,038,240

U.S. Bancorp	240,700	7,993,647

Wells Fargo & Co.	626,698	21,113,456

		50,514,972
Commercial services and supplies (0.8%)

ADT Corp. (The)(NON)	74,900	3,109,099

Tyco International, Ltd.	300,400	8,071,748

		11,180,847
Communications equipment (2.0%)

Cisco Systems, Inc.	922,400	15,809,936

Qualcomm, Inc.	187,600	10,988,670

		26,798,606
Computers and peripherals (5.6%)

Apple, Inc.	100,367	59,728,402

EMC Corp.(NON)	405,800	9,909,636

Hewlett-Packard Co.	221,140	3,062,789

SanDisk Corp.(NON)	74,999	3,131,958

		75,832,785
Construction and engineering (0.2%)

Fluor Corp.	48,700	2,719,895

		2,719,895
Consumer finance (0.9%)

Capital One Financial Corp.	100,515	6,047,988

Discover Financial Services	170,500	6,990,500

		13,038,488
Containers and packaging (0.2%)

Bemis Co., Inc.(S)	78,500	2,594,425

		2,594,425
Diversified financial services (3.6%)

Bank of America Corp.	868,642	8,095,743

Citigroup, Inc.	179,380	6,707,018

JPMorgan Chase & Co.	774,873	32,296,707

Nasdaq OMX Group, Inc. (The)	88,100	2,097,661

		49,197,129
Diversified telecommunication services (2.2%)

AT&T, Inc.(S)	394,005	13,628,633

Iridium Communications, Inc.(NON)(S)	506,197	3,740,796

Verizon Communications, Inc.	272,700	12,173,328

		29,542,757
Electric utilities (0.7%)

Edison International	114,300	5,365,242

Entergy Corp.(S)	61,200	4,441,896

		9,807,138
Electrical equipment (0.2%)

Thermon Group Holdings, Inc.(NON)	115,135	2,859,953

		2,859,953
Energy equipment and services (1.3%)

Cameron International Corp.(NON)	64,500	3,266,280

Nabors Industries, Ltd.(NON)(S)	282,400	3,809,576

Schlumberger, Ltd.	145,624	10,125,237

		17,201,093
Food and staples retail (3.1%)

Chefs' Warehouse, Inc. (The)(NON)	97,699	1,508,473

Costco Wholesale Corp.	42,200	4,153,746

CVS Caremark Corp.	216,810	10,059,984

Kroger Co. (The)(S)	261,700	6,600,074

Safeway, Inc.(S)	159,700	2,604,707

Wal-Mart Stores, Inc.(S)	172,900	12,970,958

Walgreen Co.	115,900	4,083,157

		41,981,099
Food products (0.7%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)	461,604	3,715,912

Mead Johnson Nutrition Co.	31,200	1,923,792

Post Holdings, Inc.(NON)	107,297	3,385,220

		9,024,924
Health-care equipment and supplies (2.3%)

Baxter International, Inc.	121,800	7,628,334

Becton, Dickinson and Co.(S)	33,900	2,565,552

Covidien PLC	133,900	7,357,805

Medtronic, Inc.(S)	134,500	5,592,510

Stryker Corp.	58,700	3,087,620

Zimmer Holdings, Inc.(S)	78,300	5,027,643

		31,259,464
Health-care providers and services (2.3%)

Aetna, Inc.	180,131	7,871,725

HCA Holdings, Inc.(S)	129,500	3,679,095

McKesson Corp.	94,400	8,808,464

UnitedHealth Group, Inc.	182,500	10,220,000

		30,579,284
Hotels, restaurants, and leisure (1.1%)

Ignite Restaurant Group, Inc.(NON)	99,800	1,143,708

McDonald's Corp.	88,200	7,655,760

Red Robin Gourmet Burgers, Inc.(NON)(S)	67,100	2,241,140

Wyndham Worldwide Corp.	75,600	3,810,240

		14,850,848
Household durables (0.3%)

Garmin, Ltd.(S)	66,000	2,507,340

Jarden Corp.(S)	38,300	1,907,340

		4,414,680
Household products (1.8%)

Colgate-Palmolive Co.	70,000	7,347,200

Energizer Holdings, Inc.	35,700	2,605,029

Procter & Gamble Co. (The)	210,300	14,561,172

		24,513,401
Independent power producers and energy traders (0.8%)

AES Corp. (The)(NON)	442,200	4,620,990

Calpine Corp.(NON)	230,967	4,065,019

NRG Energy, Inc.(S)	96,800	2,087,008

		10,773,017
Industrial conglomerates (1.0%)

General Electric Co.	616,700	12,987,702

		12,987,702
Insurance (4.0%)

ACE, Ltd.	76,600	6,024,590

Aflac, Inc.	54,800	2,727,944

Allstate Corp. (The)	84,700	3,386,306

American International Group, Inc.(NON)	208,100	7,268,933

Berkshire Hathaway, Inc. Class B(NON)	44,280	3,823,578

Hartford Financial Services Group, Inc. (The)(S)	191,400	4,155,294

MetLife, Inc.	264,766	9,396,545

Prudential Financial, Inc.	160,700	9,167,935

Travelers Cos., Inc. (The)	111,000	7,874,340

		53,825,465
Internet and catalog retail (0.6%)

Amazon.com, Inc.(NON)	15,900	3,701,838

Priceline.com, Inc.(NON)	8,200	4,704,914

		8,406,752
Internet software and services (1.9%)

eBay, Inc.(NON)	137,300	6,630,217

ExactTarget, Inc.(NON)(S)	106,500	2,483,580

Google, Inc. Class A(NON)	25,029	17,013,963

		26,127,760
IT Services (3.7%)

Accenture PLC Class A	116,363	7,844,030

Alliance Data Systems Corp.(NON)(S)	24,900	3,561,945

Computer Sciences Corp.	182,600	5,560,170

Fidelity National Information Services, Inc.	86,300	2,836,681

IBM Corp.	106,200	20,659,086

Total Systems Services, Inc.	112,100	2,521,129

Unisys Corp.(NON)	74,880	1,276,704

Visa, Inc. Class A(S)	41,800	5,800,168

		50,059,913
Life sciences tools and services (0.4%)

Illumina, Inc.(NON)(S)	65,900	3,130,909

PerkinElmer, Inc.	96,100	2,972,373

		6,103,282
Machinery (1.7%)

Caterpillar, Inc.	30,500	2,586,705

CNH Global NV (Netherlands)(NON)(S)	58,500	2,620,800

Flowserve Corp.	19,100	2,587,859

Illinois Tool Works, Inc.	59,600	3,655,268

Ingersoll-Rand PLC	68,100	3,202,743

Parker Hannifin Corp.(S)	74,700	5,875,902

Timken Co.	72,500	2,863,025

		23,392,302
Media (4.4%)

Comcast Corp. Class A	480,700	18,031,057

DIRECTV(NON)	64,400	3,291,484

DISH Network Corp. Class A	163,000	5,807,690

Gannett Co., Inc.(S)	228,600	3,863,340

Interpublic Group of Companies, Inc. (The)	250,074	2,525,747

Omnicom Group, Inc.(S)	65,600	3,142,896

Time Warner Cable, Inc.	73,000	7,235,030

Time Warner, Inc.	126,500	5,496,425

Walt Disney Co. (The)	211,000	10,353,770

		59,747,439
Metals and mining (0.8%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	105,000	4,082,400

Teck Resources, Ltd. Class B (Canada)(S)	112,300	3,580,124

Walter Energy, Inc.	73,600	2,573,056

		10,235,580
Multi-utilities (0.8%)

Ameren Corp.	229,028	7,530,441

CenterPoint Energy, Inc.	157,000	3,402,190

		10,932,631
Multiline retail (1.2%)

Macy's, Inc.	192,100	7,313,247

Target Corp.	150,600	9,600,750

		16,913,997
Office electronics (0.2%)

Xerox Corp.	398,100	2,563,764

		2,563,764
Oil, gas, and consumable fuels (10.2%)

Alpha Natural Resources, Inc.(NON)(S)	325,603	2,790,418

Apache Corp.	69,000	5,709,750

Chevron Corp.	315,200	34,738,192

ConocoPhillips	96,900	5,605,665

Denbury Resources, Inc.(NON)	102,800	1,575,924

Exxon Mobil Corp.(S)	423,762	38,634,382

Lehigh Gas Partners LP(NON)	64,036	1,334,510

Linn Co., LLC(NON)	107,428	4,177,875

LRR Energy LP	307,972	5,953,099

Marathon Oil Corp.	175,500	5,275,530

Noble Energy, Inc.	31,400	2,983,314

Occidental Petroleum Corp.	79,500	6,277,320

Oiltanking Partners LP (Units)	125,119	4,384,170

Phillips 66	64,900	3,060,684

Royal Dutch Shell PLC ADR (United Kingdom)	128,789	8,819,471

Suncor Energy, Inc. (Canada)	139,300	4,683,266

Valero Energy Corp.	99,600	2,898,360

		138,901,930
Paper and forest products (0.2%)

International Paper Co.(S)	67,300	2,411,359

		2,411,359
Personal products (0.4%)

Avon Products, Inc.	200,300	3,102,647

Herbalife, Ltd.(S)	33,765	1,733,833

		4,836,480
Pharmaceuticals (7.2%)

Abbott Laboratories	162,800	10,666,656

Allergan, Inc.	31,800	2,859,456

Eli Lilly & Co.	176,400	8,578,332

Johnson & Johnson(S)	296,600	21,005,212

Merck & Co., Inc.	470,200	21,455,226

Pfizer, Inc.	1,363,326	33,905,918

		98,470,800
Professional services (0.2%)

Equifax, Inc.	49,200	2,461,968

		2,461,968
Real estate investment trusts (REITs) (0.4%)

Terreno Realty Corp.	58,874	898,417

Weyerhaeuser Co.	155,600	4,308,564

		5,206,981
Road and rail (0.8%)

Canadian National Railway Co. (Canada)(S)	37,700	3,256,526

Union Pacific Corp.	57,600	7,086,528

		10,343,054
Semiconductors and semiconductor equipment (1.2%)

Applied Materials, Inc.	209,700	2,222,820

Intel Corp.(S)	360,500	7,795,813

NXP Semiconductor NV (Netherlands)(NON)	88,900	2,156,714

Texas Instruments, Inc.	139,900	3,929,791

		16,105,138
Software (4.4%)

CA, Inc.	111,000	2,499,720

Microsoft Corp.	1,123,200	32,050,512

Oracle Corp.	704,000	21,859,200

Symantec Corp.(NON)	217,600	3,958,144

		60,367,576
Specialty retail (1.8%)

Best Buy Co., Inc.(S)	141,000	2,144,610

Foot Locker, Inc.(S)	106,400	3,564,400

Home Depot, Inc. (The)	187,600	11,514,888

PetSmart, Inc.	35,300	2,343,567

TJX Cos., Inc. (The)	112,300	4,675,049

		24,242,514
Textiles, apparel, and luxury goods (0.3%)

Coach, Inc.	69,400	3,889,870

		3,889,870
Tobacco (2.4%)

Lorillard, Inc.	29,500	3,422,295

Philip Morris International, Inc.	332,800	29,472,763

		32,895,058
Trading companies and distributors (0.2%)

Air Lease Corp.(NON)	107,750	2,243,355

		2,243,355
Wireless telecommunication services (0.3%)

MetroPCS Communications, Inc.(NON)	154,300	1,575,403

Sprint Nextel Corp.(NON)	380,900	2,110,186

		3,685,589

Total common stocks (cost $1,224,534,997)		$1,335,534,512

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Citigroup, Inc. $7.50 cv. pfd.	41,340	$4,239,830

Iridium Communications, Inc. 144A $7.00 cv. pfd.	43,500	4,518,563

Unisys Corp. Ser. A, 6.25% cv. pfd.	16,345	878,544

Total convertible preferred stocks (cost $10,317,180)		$9,636,937

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value

Market Vectors Semiconductor ETF(NON)(S)	124,400	$3,867,596

SPDR S&P Homebuilders ETF(S)	209,800	5,454,800

Total investment companies (cost $7,473,554)		$9,322,396

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp, Inc. 5.00% cum. pfd. (acquired 12/17/09, cost $192,000)(F)(RES)(NON)	192	$192,000

Total preferred stocks (cost $192,000)		$192,000

SHORT-TERM INVESTMENTS (10.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)	134,021,333	$134,021,333

Putnam Money Market Liquidity Fund 0.16%(AFF)	6,231,515	6,231,515

Total short-term investments (cost $140,252,848)		$140,252,848

TOTAL INVESTMENTS

Total investments (cost $1,382,770,579)(b)		$1,494,938,693

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,358,683,280.
(b)	The aggregate identified cost on a tax basis is $1,386,646,186, resulting in gross unrealized appreciation and depreciation of $205,439,672 and $97,147,165, respectively, or net unrealized appreciation of $108,292,507.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $192,000, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$10,906,016	$52,875,166	$57,549,667	$2,057	$6,231,515
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $131,643,421.
The fund received cash collateral of $134,021,333, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$144,858,698	$—	$—
Consumer staples	142,012,874	—	—
Energy	156,103,023	—	—
Financials	204,122,585	—	3,620,344
Health care	180,473,635	—	—
Industrials	135,124,435	—	—
Information technology	257,855,542	—	—
Materials	46,622,244	—	—
Telecommunication services	33,228,346	—	—
Utilities	31,512,786	—	—
Total common stocks	1,331,914,168	—	3,620,344
Convertible preferred stocks	—	9,636,937	—
Investment companies	9,322,396	—	—
Preferred stocks	—	—	192,000
Short-term investments	6,231,515	134,021,333	—

Totals by level	$1,347,468,079	$143,658,270	$3,812,344

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012